Common Shares and Treasury Stock - Movement of the outstanding common shares and treasury stock (Detail) - shares	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Balance, shares	158,801,714	158,379,387
Balance, shares	158,801,714	158,801,714	158,379,387
Common Stock [Member]
Balance, shares	157,849,714	158,319,910	157,687,444
Reissuance of treasury stock for NES	690,366	59,477	631,966
Reissuance of treasury stock for the exercises of options			500
Issuance of common share for NES		422,327
Shares repurchase		(952,000)
Balance, shares	158,540,080	157,849,714	158,319,910
Treasury Stock [Member]
Balance, shares	952,000	59,477	691,943
Reissuance of treasury stock for NES	(690,366)	(59,477)	(631,966)
Reissuance of treasury stock for the exercises of options			(500)
Shares repurchase		952,000
Balance, shares	261,634	952,000	59,477